RELATED PARTY TRANSACTIONS - Gross Management Fee (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Gross Fund Management Fee	$ 676,649	$ 895,609
Asset Management and Reporting Fee	56,919	111,802
Fund Management Fee net of Asset Management and Reporting Fee	619,730	783,807
Series 47 [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	122,624	243,117
Asset Management and Reporting Fee	10,938	18,012
Fund Management Fee net of Asset Management and Reporting Fee	111,686	225,105
Series 48 [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	60,393	141,388
Asset Management and Reporting Fee	7,563	35,219
Fund Management Fee net of Asset Management and Reporting Fee	52,830	106,169
Series 49 [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	493,632	511,104
Asset Management and Reporting Fee	38,418	58,571
Fund Management Fee net of Asset Management and Reporting Fee	$ 455,214	$ 452,533